Discontinued Operations and Disposition (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	December 31, 2020	December 31, 2019
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$-	$613,980
Accounts receivables	-	66,535
Prepaid expenses and other current assets	-	40,762
Current assets of discontinued operation	-	721,277
Assets of discontinued operation – non-current	-	7,148,097
Total assets of discontinued operation	$-	$7,869,374

Liabilities of discontinued operation:
Current liabilities:
Accounts payable	$-	$59
Accrued expenses and other payables	-	118,090
Advanced from customers	-	67,484
Due to related parties	-	115,705
Total liabilities of discontinued operation	$-	$301,338

Schedule of discontinued operations
	Years Ended December 31,
	2020	2019	2018
Revenues	$237,431	$379,630	$486,244
Cost of revenues	160,810	199,888	400,513
Gross profit	76,621	179,742	85,732
Operating expenses	412,686	196,060	(11,844,769)
Other income (expenses), net	(45,125)	(2,240)	60,499
Loss before income tax	(381,190)	(18,558)	(11,698,538)
Income tax expense	767	58,386	-
Loss from discontinued operations	(322,490)	(76,944)	(11,698,538)
Gain from disposal, net of tax	347,990	-	5,072,068
Total gain (loss) from discontinued operations, net of income taxes	$25,500	$(76,944)	$(6,626,470)